Financial instruments	3 Months Ended
Sep. 30, 2023
Financial Instruments [Abstract]
Financial instruments

Note 22. Financial instruments

Accounting classification and fair value

Financial assets and liabilities are recognized when an entity of the Group becomes party to the contractual provisions of an instrument. The Company applies a hierarchy to classify valuation methods used to measure financial instruments carried at fair value. Levels 1 to 3 are defined based on the degree to which fair value inputs are observable and have a significant effect on the recorded fair value, as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2: Valuation techniques use significant observable inputs, either directly (i.e., as prices) or indirectly (i.e., derived from prices), or valuations are based on quoted prices for similar instruments; and

Level 3: Valuation techniques use significant inputs that are not based on observable market data (unobservable inputs).

The following represents the carrying value and fair value of the Company’s financial instruments and non-financial derivatives:

Recurring measurements	Note	As of September 30, 2023	As of June 30, 2023
Financial Assets
Amortized costs
Cash and cash equivalents	(i)	823,146	2,064,079
Trade and other receivables	(i)	10,920,899	10,454,301

Fair value through profit or loss
Cash and cash equivalents	(ii)	30,448	463,594
Short-term investments	(ii)	263	306,034
Total financial assets		$11,774,756	$13,288,008

Financial Liabilities
Amortized costs
Trade and other payables	(i)	9,602,140	9,340,571
Financial debt	(i)	2,392,784	2,645,289
Lease liabilities	(i)	372,471	-
Fair value through profit or loss
Warrant liabilities	(ii)	389,961	887,689
Total financial liabilities		$12,757,356	$12,873,549
Net financial asset /(liability)		$(982,600)	$414,459

(i)	Cash, short-term investments, trade and other receivables, prepayments, trade and other payables, financial debts and lease liabilities are recorded at carrying value, which approximates fair value due to their short-term nature and generally negligible credit losses.

(ii)	Fair value of cash equivalent, short-term investment and warrants has been determined using the quoted market price at the period-end (level 1).